short-term borrowings (Details) - CAD ($) $ in Millions	May 22, 2024	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
short-term borrowings
Trade receivables and unbilled customer finance receivables, maximum capacity	$ 1,600
Cash proceeds from monthly sales	$ 920
Short-term borrowings		$ 1,225	$ 920	$ 922
New revolving period securitization agreement
short-term borrowings
Short-term borrowings		900	900
Non-revolving credit facility
short-term borrowings
Unsecured non-revolving bank credit facility		650
Short-term borrowings		300	0
TELUS Corporation unsecured revolving credit facility
short-term borrowings
Unsecured non-revolving bank credit facility		650
TELUS Communications Inc. | Revolving period securitization agreement
short-term borrowings
Short-term borrowings		$ 1,200	$ 900